Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.39%
Aerospace & Defense–3.64%
General Dynamics Corp.	14,328	$3,039,972
Raytheon Technologies Corp.	216,404	17,714,831
Textron, Inc.	290,791	16,941,484
		37,696,287
Apparel Retail–1.87%
TJX Cos., Inc. (The)	312,348	19,403,058
Application Software–0.69%
Splunk, Inc.(b)	95,374	7,172,125
Automobile Manufacturers–2.56%
General Motors Co.	827,704	26,561,021
Building Products–1.75%
Johnson Controls International PLC	369,047	18,164,493
Cable & Satellite–2.09%
Charter Communications, Inc., Class A(b)	28,230	8,563,571
Comcast Corp., Class A	447,237	13,117,461
		21,681,032
Casinos & Gaming–1.07%
Las Vegas Sands Corp.(b)	293,951	11,029,042
Communications Equipment–1.64%
Cisco Systems, Inc.	423,516	16,940,640
Construction & Engineering–0.52%
Quanta Services, Inc.(c)	42,595	5,426,177
Consumer Finance–1.26%
American Express Co.	97,011	13,087,754
Data Processing & Outsourced Services–2.48%
Fiserv, Inc.(b)	122,908	11,500,501
PayPal Holdings, Inc.(b)	164,637	14,170,307
		25,670,808
Distillers & Vintners–1.52%
Diageo PLC (United Kingdom)	375,930	15,757,387
Diversified Banks–6.58%
Bank of America Corp.	913,863	27,598,663
Wells Fargo & Co.	1,009,489	40,601,647
		68,200,310
Electric Utilities–1.86%
American Electric Power Co., Inc.	105,052	9,081,746
Exelon Corp.	156,429	5,859,830
FirstEnergy Corp.	115,841	4,286,117
		19,227,693
Electrical Components & Equipment–0.85%
Emerson Electric Co.	120,169	8,798,774
Electronic Manufacturing Services–0.90%
TE Connectivity Ltd. (Switzerland)	84,294	9,302,686
Shares		Value
Fertilizers & Agricultural Chemicals–2.00%
Corteva, Inc.	361,816	$20,677,784
Food Distributors–1.78%
Sysco Corp.	149,801	10,592,429
US Foods Holding Corp.(b)	297,839	7,874,863
		18,467,292
Gold–0.67%
Barrick Gold Corp. (Canada)	445,806	6,909,993
Health Care Distributors–1.29%
McKesson Corp.	39,219	13,329,362
Health Care Equipment–2.63%
Medtronic PLC	219,625	17,734,719
Zimmer Biomet Holdings, Inc.	90,759	9,488,853
		27,223,572
Health Care Facilities–0.78%
Universal Health Services, Inc., Class B	91,907	8,104,359
Health Care Services–3.20%
Cigna Corp.	74,427	20,651,260
CVS Health Corp.	131,534	12,544,397
		33,195,657
Hotels, Resorts & Cruise Lines–1.02%
Booking Holdings, Inc.(b)	6,448	10,595,418
Industrial Machinery–1.83%
Parker-Hannifin Corp.	78,221	18,953,731
Insurance Brokers–1.32%
Willis Towers Watson PLC	67,910	13,645,835
Integrated Oil & Gas–3.98%
Chevron Corp.	129,647	18,626,384
Exxon Mobil Corp.	259,344	22,643,325
		41,269,709
Interactive Media & Services–0.87%
Meta Platforms, Inc., Class A(b)	66,143	8,974,282
Internet & Direct Marketing Retail–1.43%
Amazon.com, Inc.(b)	131,218	14,827,634
Investment Banking & Brokerage–5.01%
Charles Schwab Corp. (The)	236,067	16,966,135
Goldman Sachs Group, Inc. (The)	66,249	19,414,270
Morgan Stanley	196,923	15,558,886
		51,939,291
IT Consulting & Other Services–2.56%
Cognizant Technology Solutions Corp., Class A	461,134	26,487,537
Managed Health Care–2.28%
Centene Corp.(b)	188,942	14,701,577
Elevance Health, Inc.	19,523	8,868,128
		23,569,705

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Movies & Entertainment–1.45%
Walt Disney Co. (The)(b)	159,550	$15,050,351
Multi-line Insurance–2.63%
American International Group, Inc.	572,873	27,200,010
Oil & Gas Exploration & Production–6.52%
ConocoPhillips	347,905	35,604,598
Devon Energy Corp.(c)	271,656	16,334,675
Pioneer Natural Resources Co.	71,901	15,568,723
		67,507,996
Other Diversified Financial Services–0.81%
Voya Financial, Inc.(c)	138,264	8,364,972
Pharmaceuticals–8.11%
Bristol-Myers Squibb Co.	265,545	18,877,594
GSK PLC	476,684	6,952,907
Johnson & Johnson	139,990	22,868,766
Merck & Co., Inc.	264,972	22,819,389
Sanofi (France)	163,930	12,511,184
		84,029,840
Railroads–1.50%
CSX Corp.	584,841	15,580,164
Real Estate Services–2.25%
CBRE Group, Inc., Class A(b)	345,892	23,351,169
Regional Banks–2.54%
Citizens Financial Group, Inc.	523,338	17,981,894
PNC Financial Services Group, Inc. (The)	55,407	8,278,914
		26,260,808
Semiconductor Equipment–0.81%
Lam Research Corp.	22,944	8,397,504
Semiconductors–3.12%
Intel Corp.	305,498	7,872,683
Micron Technology, Inc.	51,235	2,566,874
NXP Semiconductors N.V. (China)	73,049	10,775,458
QUALCOMM, Inc.	98,220	11,096,896
		32,311,911
Shares		Value
Tobacco–1.32%
Philip Morris International, Inc. (Switzerland)	164,269	$13,635,970
Trading Companies & Distributors–1.32%
Ferguson PLC	132,946	13,684,132
Wireless Telecommunication Services–2.08%
T-Mobile US, Inc.(b)	160,541	21,539,786
Total Common Stocks & Other Equity Interests (Cost $836,656,008)		1,019,205,061
Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	6,701,315	6,701,315
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	4,782,519	4,783,475
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	7,658,646	7,658,646
Total Money Market Funds (Cost $19,142,001)		19,143,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $855,798,009)		1,038,348,497
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.16%
Invesco Private Government Fund, 3.01%(d)(e)(f)	4,514,847	4,514,847
Invesco Private Prime Fund, 3.11%(d)(e)(f)	17,916,446	17,916,446
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,432,158)		22,431,293
TOTAL INVESTMENTS IN SECURITIES–102.40% (Cost $878,230,167)		1,060,779,790
OTHER ASSETS LESS LIABILITIES—(2.40)%		(24,896,088)
NET ASSETS–100.00%		$1,035,883,702
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,116,205	$136,958,561	$(141,373,451)	$-	$-	$6,701,315	$79,569
Invesco Liquid Assets Portfolio, Institutional Class	6,630,010	97,827,545	(99,674,166)	1,435	(1,349)	4,783,475	57,214
Invesco Treasury Portfolio, Institutional Class	12,704,234	156,524,070	(161,569,658)	-	-	7,658,646	86,045
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,298,019	$259,183,027	$(257,966,199)	$-	$-	$4,514,847	$86,636*
Invesco Private Prime Fund	7,695,376	515,178,729	(504,948,547)	(865)	(8,247)	17,916,446	246,545*
Total	$41,443,844	$1,165,671,932	$(1,165,532,021)	$570	$(9,596)	$41,574,729	$556,009

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/07/2022	Bank of New York Mellon (The)	EUR	10,009,156	USD	10,067,509	$256,036
10/07/2022	Bank of New York Mellon (The)	GBP	15,772,493	USD	18,455,079	843,173
10/07/2022	State Street Bank & Trust Co.	EUR	602,444	USD	600,838	10,293
10/07/2022	State Street Bank & Trust Co.	USD	194,789	EUR	202,862	4,067
10/07/2022	State Street Bank & Trust Co.	USD	250,801	GBP	224,616	10
Subtotal—Appreciation						1,113,579
Currency Risk
10/07/2022	State Street Bank & Trust Co.	GBP	308,916	USD	331,449	(13,494)
10/07/2022	State Street Bank & Trust Co.	USD	728,395	EUR	731,539	(11,304)
10/07/2022	State Street Bank & Trust Co.	USD	562,306	GBP	489,383	(15,850)
Subtotal—Depreciation						(40,648)
Total Forward Foreign Currency Contracts						$1,072,931

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$983,983,583	$35,221,478	$—	$1,019,205,061
Money Market Funds	19,143,436	22,431,293	—	41,574,729
Total Investments in Securities	1,003,127,019	57,652,771	—	1,060,779,790
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,113,579	—	1,113,579
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(40,648)	—	(40,648)
Total Other Investments	—	1,072,931	—	1,072,931
Total Investments	$1,003,127,019	$58,725,702	$—	$1,061,852,721

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund